Current and long-term debt - Unsecured senior notes due 2020 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Repayment of Convertible Notes	$ 0	$ (2,266)
Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of Convertible Notes	$ 53,800